Leases - Schedule of Non-Cancellable Lease Arrangements (Details)	12 Months Ended
Dec. 31, 2025
Office premise at 33/F of Sunshine Plaza, Hong Kong [Member]
Schedule of Non-Cancellable Lease Arrangements [Line Items]
Description of lease	1-year fixed term lease from January 1, 2023 to December 31, 2023(1) 1-year fixed term lease from January 1, 2024 to December 31, 2024(1) 1-year fixed term lease from January 1, 2025 to December 31, 2025, and further replaced by a 4-year fixed term leases from August 1, 2025 to July 31, 2029 since August 1, 2025(2)	[1],[2]
Warehouse at Unit 1209 of Riley House, Hong Kong [Member]
Schedule of Non-Cancellable Lease Arrangements [Line Items]
Description of lease	1-year fixed term lease from January 1, 2023 to December 31, 2023(3)	[3]

[1]	ASC 842-20 defines a short-term lease as a lease whose lease term, at commencement, is 12 months or less and that does not include a purchase option whose exercise is reasonably certain. The lease terms of the lease arrangements during the years ended December 31, 2024 and 2023 were 1-year fixed terms without renewal or purchase options. These leases meet the definition of short-term leases. Pursuant to ASC 842, the Group elects not to recognize these leases on its balance sheet. Accordingly, this results in the recognition of the Group’s lease payments on a straight-line basis over the lease terms.
[2]	On July 16, 2025, the Group entered into an amended lease agreement with New Harvest Investment Holding Limited, effective August 1, 2025, to replace the original one year lease agreement covering the period from January 1, 2025 to December 31, 2025. Upon commencement of the amended lease, the Group prepaid the full rent for the entire four year lease term. Accordingly, no operating lease liability was recognized in connection with the new lease agreement.
[3]	The lease term was from January 1, 2023 to December 31, 2023, and was not renewed upon expiration.